UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from January 1, 2015 to January 31, 2015

Commission File Number of issuing entity: 333-167097 CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 333-167097-02

CAPITAL ONE MASTER TRUST

(Exact name of issuing entity as specified in its charter)

(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-167097-01

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware

E.A. Delle Donne Corporate Center

1011 Centre Road

Wilmington, DE 19805-1266

(Address of principal executive offices of issuing entity)

201-593-6792

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

c/o Capital One Bank (USA), National Association

Mail Stop 12017-0500

140 East Shore Drive

Room 1071-B

Glen Allen, VA 23060

(Address of principal executive offices of issuing entity)

804-967-1000

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement

Exhibit 99.2	Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 17, 2015

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)
CAPITAL ONE MASTER TRUST
(Issuing Entity)
By: CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Vice President, Deputy Controller